Note 23 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of fair value measurement [text block]
23.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described, as follows, based on the lowest-level input that is significant to the fair value measurement as a whole:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Assets and Liabilities Measured at Fair Value

The Company’s fair values of financial assets and liabilities were as follows:

	Classification
December 31, 2025	Fair value through profit or loss	Amortized cost	Level 1	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$-	$39,024	$-	$-	$39,024
Restricted cash	-	1,208	-	-	1,208
Receivables	-	666	-	-	666
	$-	$40,898	$-	$-	$40,898
Liabilities:
Accounts payable and accrued liabilities	$-	$5,817	$-	$-	$5,817
Short-term deferred government grant		642			642
Long-term government loan payable	-	5,196	-	-	5,196
Term loan	-	38,168			38,168
US Warrants	81,658	-	-	81,658	81,658
Royalty	-	2,338	-	-	2,338
	$81,658	$52,161	-	$81,658	$133,819

	Classification
December 31, 2024	Fair value through profit or loss	Amortized cost	Level 1	Level 3	Total Fair Value
Assets:
Cash and cash equivalents	$-	$3,717	$-	$-	$3,717
Restricted cash	-	1,208	-	-	1,208
Receivables	-	1,310	-	-	1,310
Marketable securities	12	-	12	-	12
	$12	$6,235	$12	$-	$6,247
Liabilities:
Accounts payable and accrued liabilities	$-	$3,579	$-	$-	$3,579
Accrued interest	-	2,799	-	-	2,799
Long-term government loan payable	-	7,824	-	-	7,824
Convertible Notes payable [1]	63,963	-	-	63,963	63,963
Warrants - Convertible Notes payable [1]	1,582	-	-	1,582	1,582
Royalty	-	1,283	-	-	1,283
	$65,545	$15,485	-	$65,545	$81,030

Valuation techniques

A) Royalty

The fair value of the Royalty has been estimated at inception using a discounted cash flow model. The key inputs in the valuation include the effective interest rate of 11.125% and cash flows estimates of future operating and gross revenues. As there are significant unobservable inputs used in the valuation, the Royalty is included in Level 3. A 3% increase or decrease in the effective interest rate would be an increase of $1,862 ( December 31, 2024 - $250) or a decrease of $928 ( December 31, 2024 - $213) to the fair value of the royalty.

B) Other Financial Derivative Liability (2026, Warrants, 2028 Warrants and New Offering Warrants)

The Company uses the Black-Scholes Option Pricing Model. The key inputs in the valuation include risk-free rates and equity volatility. As there are significant unobservable inputs used in the valuation, the financial derivative liability is included in Level 3.

The Company used an equity volatility of 127% for the 2026 Warrants. If the Company used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $25 or a decrease of $25 to the fair value of the embedded derivative.

The Company used an equity volatility of 90% for the 2028 Warrants (New Equity Offering Warrants). If the Company used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $2,910 or a decrease of $3,079 to the fair value of the embedded derivative.

The Company used an equity volatility of 90% for the Restructuring Warrants. If the Company used an equity volatility that was higher or lower by 10%, the potential effect would be an increase of $3,481 or a decrease of $3,584 to the fair value of the embedded derivative.